SMA Relationship Trust	Prospectus Supplement

SMA Relationship Trust
Series A
Prospectus Supplement

July 18, 2014

Dear Investor,

The purpose of this supplement is to update the Prospectus of the Series A series of shares (the “Fund”) of SMA Relationship Trust dated April 30, 2014, as follows:

Lowell Yura no longer serves as a portfolio manager for the Fund.  The remaining portfolio managers of the Fund have assumed Mr. Yura’s portfolio management responsibilities.

Therefore, all references to Mr. Yura in the Prospectus are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-690

SMA Relationship Trust	SAI Supplement

SMA Relationship Trust
Series A
Supplement to the Statement of Additional Information

July 18, 2014

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) of the Series A series of shares (the “Fund”) of SMA Relationship Trust dated April 30, 2014, as follows:

Lowell Yura no longer serves as a portfolio manager for the Fund.  The remaining portfolio managers of the Fund have assumed Mr. Yura’s portfolio management responsibilities.

Therefore, all references to Mr. Yura in the SAI are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-691